Filed Pursuant to Rule 497(e)
Series Portfolios Trust Registration No. 333-206240

Unusual Whales Subversive Democratic Trading ETF (NANC)
Listed on Cboe BZX Exchange, Inc.
Unusual Whales Subversive Republican Trading ETF (KRUZ)
Listed on Cboe BZX Exchange, Inc.

(together the “Funds”)

Supplement dated August 2, 2024 to the Funds’ Summary Prospectuses and Prospectus
each dated January 31, 2024

As currently disclosed, Subversive Capital Advisor, LLC (“Subversive”) serves as the investment adviser to the Funds, and Tidal Investments, LLC (“Tidal”) serves as the sub-adviser to the Funds.

At a meeting of the Board of Trustees (“Board”) of Series Portfolios Trust (the “Trust”) held on July 24-25, 2024, the Board considered a strategic plan presented by Subversive and Tidal that will allow a transition to a new management structure for the Funds. Pursuant to the strategic plan, it is the intent of Subversive and Tidal to recommend to the Board a proposal to transition the Funds from the Trust to Tidal’s family of funds exclusively containing exchange-traded funds (“ETFs”) managed by Tidal (the “Transition”). The Transition would result in Subversive no longer serving as the investment adviser to the Funds, and Tidal, the current sub-adviser to the Funds, serving as the investment adviser to the Funds.

In preparation for the Transition, the Board, upon the recommendation of Subversive and Tidal, approved the termination of Subversive’s current investment advisory agreement (the “Current Advisory Agreement”) and Tidal’s current sub-advisory agreement, and appointed Tidal as the Funds’ investment adviser pursuant to an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Trust, on behalf of the Funds, and Tidal. These changes will be effective as of August 2, 2024, and the Interim Advisory Agreement will remain in effect until the earlier of 150 days from its effective date or the date that the Transition is completed. The terms and conditions of the Interim Advisory Agreement are substantially similar to those of the Current Advisory Agreement, except for the term and effective date and the replacement of Tidal as a party to the agreement in place of Subversive. There is no change to each Fund’s contractual unitary management fee.

Tidal, a Tidal Financial Group company, is a registered investment adviser that was founded in 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of June 30, 2024, Tidal had assets under management of approximately $17.16 billion and served as the investment adviser or sub-adviser for 194 registered funds. Under the Interim Advisory Agreement, the new portfolio managers for the Funds will be Michael Venuto and Daniel Weiskopf. Mr. Venuto is a co-founder and has been the Chief Investment Officer of Tidal since 2012. Mr. Weiskopf serves as Portfolio Manager at Tidal, having joined the firm in 2018.

There will be no change to each Fund’s investment thesis, which is to track the trading activity of the Democratic or Republican U.S. Congresspeople while in office. The Interim Advisory Agreement is not expected to result in any material change to each Fund’s investment objective or principal investment strategies. However, in implementing each Fund’s principal investment strategies, Tidal intends for each Fund, under normal circumstances, to invest in a portfolio of between 100 to 200 holdings instead of the currently disclosed range of between 500 and 600 holdings.

In connection with the strategic plan presented to the Board, Tidal intends to enter into a fund sponsorship agreement with Subversive pursuant to which Subversive will be a sponsor to the Funds. Under this arrangement, Subversive will agree to provide financial support to the Funds. In return, Tidal will agree to pay Subversive a portion of any remaining profits generated by the unitary management fee for each Fund. Subversive will not be an investment adviser to the Funds.

No shareholder action is necessary at this time.

Accordingly, effective August 2, 2024, all references to Subversive in each Fund’s Summary Prospectus and Prospectus are deleted, and all references to Tidal as sub-adviser to the Funds are revised to reflect that Tidal serves as the Funds’ investment adviser as of August 2, 2024. In addition, effective August 2, 2024, the following changes are made to each Fund’s Summary Prospectus and Prospectus:

The fourth paragraph in the “Principal Investment Strategies” section of the Unusual Whales Subversive Democratic Trading ETF’s Summary Prospectus and Summary Section in the Prospectus is deleted and replaced with the following:

Under normal circumstances, the Fund will invest in a portfolio of between 100 to 200 holdings. However, the number and size of positions held by the Fund will vary based on the number of positions traded by Democratic U.S. Congresspeople. Individual holdings will be weighted based on the level of reported trading in a security by Democratic U.S. Congresspeople. Securities with large purchases, recurring purchases and purchases from multiple Democratic U.S. Congresspeople will be overweighted. Securities with small purchases, recent sales and one-off trades by Democratic U.S. Congresspeople will be excluded or underweighted. The Adviser may exclude positions that are traded by Democratic U.S. Congresspeople at its discretion. Considerations for excluding a security include, but are not limited to, limited liquidity of such security and pending corporate actions that may impact such security.

When multiple PTRs are made available on the same day by different Democratic U.S. Congresspeople, trades of the same equity securities will be netted for purposes of adjusting the Fund’s portfolio. Trades reported in an individual PTR as bought and sold are excluded. The Fund will also exclude transactions in the securities underlying of any reported options contract trades. In addition to equity securities, the Fund will also transact in sector specific mutual funds and ETFs reported to have been traded on PTRs, but will exclude broad-based mutual fund and ETF trades. The Adviser may also refrain from making de minimis trades (trades representing 1% of the overall portfolio), as such trades will have little to no economic impact on the Fund’s performance.

The fourth paragraph in the “Principal Investment Strategies” section of the Unusual Whales Subversive Republican Trading ETF’s Summary Prospectus and Summary Section in the Prospectus is deleted and replaced with the following:

Under normal circumstances, the Fund will invest in a portfolio of between 100 to 200 holdings. However, the number and size of positions held by the Fund will vary based on the number of positions traded by Republican U.S. Congresspeople. Individual holdings will be weighted based on the level of reported trading in a security by Republican U.S. Congresspeople. Securities with large purchases, recurring purchases and purchases from multiple Republican U.S. Congresspeople will be overweighted. Securities with small purchases, recent sales and one-off trades by Republican U.S. Congresspeople will be excluded or underweighted. The Adviser may exclude positions that are traded by Republican U.S.

Congresspeople at its discretion. Considerations for excluding a security include, but are not limited to, limited liquidity of such security and pending corporate actions that may impact such security.

When multiple PTRs are made available on the same day by different Republican U.S. Congresspeople, trades of the same equity securities will be netted for purposes of adjusting the Fund’s portfolio. Trades reported in an individual PTR as bought and sold are excluded. The Fund will also exclude transactions in the securities underlying of any reported options contract trades. In addition to equity securities, the Fund will also transact in sector specific mutual funds and ETFs reported to have been traded on PTRs, but will exclude broad-based mutual fund and ETF trades. The Adviser may also refrain from making de minimis trades (trades representing 1% of the overall portfolio), as such trades will have little to no economic impact on the Fund’s performance.

The “Management” section of each Fund’s Summary Prospectus and Summary Section in the Prospectus is deleted and replaced with the following:

Management

Investment Adviser
Tidal Investments LLC is the Fund’s investment adviser.

Portfolio Managers
Michael Venuto, Chief Investment Officer of the Adviser, and Daniel Weiskopf, Portfolio Manager of the Adviser, are the portfolio managers responsible for the day-to-day management of the Fund and have each managed the Fund since August 2024.

The “Management of the Fund – Investment Adviser” section of the Funds’ Prospectus is deleted and replaced with the following:

Investment Adviser

The Funds have entered into an interim investment advisory agreement (“Interim Advisory Agreement”) with Tidal Investments LLC, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. The Adviser is an SEC-registered investment adviser founded in March 2012. The Adviser is dedicated to understanding, researching and managing assets within the expanding ETF universe.

Subject to the oversight of the Board, the Adviser is responsible for the day-to-day management of the Funds in accordance with the Funds’ investment objective and policies. For the services provided to the Funds by the Adviser, each Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of a Fund’s average daily net assets. Under the Interim Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”).

A discussion regarding the basis for the Board’s initial approval of the Interim Advisory Agreement between the Adviser and the Trust will be available in the Funds’ Form N-CSR filed with the SEC for the fiscal year ending September 30, 2024.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.

The “Management of the Fund – Portfolio Managers” section of the Funds’ Prospectus is deleted and replaced with the following:

Portfolio Managers

Michael Venuto
Mr. Venuto is a co-founder and has been the Chief Investment Officer of Tidal since 2012. Mr. Venuto is also currently a Managing Director of Tidal Growth Consultants. Mr. Venuto is an ETF industry veteran with over a decade of experience in the design and implementation of ETF-based investment strategies. Previously, he was Head of Investments at Global X Funds where he provided portfolio optimization services to institutional clients. Before that, he was Senior Vice President at Horizon Kinetics where his responsibilities included new business development, investment strategy and client and strategic initiatives.

Daniel Weiskopf
Mr. Weiskopf serves as Portfolio Manager at Tidal, having joined the firm in May 2018. Mr. Weiskopf has been an ETF Strategist since 2003, and was the portfolio manager and founder of MH Capital Partners, a small cap hedge fund from 1995 until 2003 which focused on asset light business models. Firms that Mr. Weiskopf has been affiliated with include, Investment Planners, Forefront Capital, UBS Financial and American Diversified Enterprises, an affiliated of Allen & Company. Mr. Weiskopf graduated with an MBA from Fordham University Gabelli School of Business, and holds a series 7 and 65 license.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio manager and the portfolio managers’ ownership of shares in the Funds.

This supplement should be retained with your Summary Prospectus and
Prospectus for future reference.

Unusual Whales Subversive Democratic Trading ETF (NANC)
Listed on Cboe BZX Exchange, Inc.
Unusual Whales Subversive Republican Trading ETF (KRUZ)
Listed on Cboe BZX Exchange, Inc.

(together the “Funds”)

Supplement dated August 2, 2024 to the Funds’
Statement of Additional Information (“SAI”) dated January 31, 2024

As currently disclosed, Subversive Capital Advisor, LLC (“Subversive”) serves as the investment adviser to the Funds, and Tidal Investments, LLC (“Tidal”) serves as the sub-adviser to the Funds.

At a meeting of the Board of Trustees (“Board”) of Series Portfolios Trust (the “Trust”) held on July 24-25, 2024, the Board considered a strategic plan presented by Subversive and Tidal that will allow a transition to a new management structure for the Funds. Pursuant to the strategic plan, it is the intent of Subversive and Tidal to recommend to the Board a proposal to transition the Funds from the Trust to Tidal’s family of funds exclusively containing exchange-traded funds (“ETFs”) managed by Tidal (the “Transition”). The Transition would result in Subversive no longer serving as the investment adviser to the Funds, and Tidal, the current sub-adviser to the Funds, serving as the investment adviser to the Funds.

In preparation for the Transition, the Board, upon the recommendation of Subversive and Tidal, approved the termination of Subversive’s current investment advisory agreement (the “Current Advisory Agreement”) and Tidal’s current sub-advisory agreement, and appointed Tidal as the Funds’ investment adviser pursuant to an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Trust, on behalf of the Funds, and Tidal. These changes will be effective as of August 2, 2024, and the Interim Advisory Agreement will remain in effect until the earlier of 150 days from its effective date or the date that the Transition is completed. The terms and conditions of the Interim Advisory Agreement are substantially similar to those of the Current Advisory Agreement, except for the term and effective date and the replacement of Tidal as a party to the agreement in place of Subversive. There is no change to each Fund’s contractual unitary management fee.

Tidal, a Tidal Financial Group company, is a registered investment adviser that was founded in 2012 and is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of June 30, 2024, Tidal had assets under management of approximately $17.16 billion and served as the investment adviser or sub-adviser for 194 registered funds. Under the Interim Advisory Agreement, the new portfolio managers for the Funds will be Michael Venuto and Daniel Weiskopf. Mr. Venuto is a co-founder and has been the Chief Investment Officer of Tidal since 2012. Mr. Weiskopf serves as Portfolio Manager at Tidal, having joined the firm in 2018.

There will be no change to each Fund’s investment thesis, which is to track the trading activity of the Democratic or Republican U.S. Congresspeople while in office. The Interim Advisory Agreement is not expected to result in any material change to each Fund’s investment objective or principal investment strategies. However, in implementing each Fund’s principal investment strategies, Tidal intends for each

Fund, under normal circumstances, to invest in a portfolio of between 100 to 200 holdings instead of the currently disclosed range of between 500 and 600 holdings.

In connection with the strategic plan presented to the Board, Tidal intends to enter into a fund sponsorship agreement with Subversive pursuant to which Subversive will be a sponsor to the Funds. Under this arrangement, Subversive will agree to provide financial support to the Funds. In return, Tidal will agree to pay Subversive a portion of any remaining profits generated by the unitary management fee for each Fund. Subversive will not be an investment adviser to the Funds.

No shareholder action is necessary at this time.

Accordingly, effective August 2, 2024, all references to Subversive in the Funds’ SAI are deleted, and all references to Tidal as sub-adviser to the Funds are revised to reflect that Tidal serves as the Funds’ investment adviser as of August 2, 2024. In addition, effective August 2, 2024, the following changes are made to the Funds’ SAI:

The “THE FUND’S INVESTMENT ADVISER” section of the Funds’ SAI is deleted and replaced with the following:

THE FUND’S INVESTMENT ADVISER

As stated in the Prospectus, investment advisory services are provided to the Funds by Tidal Investments LLC, pursuant to an Interim Investment Advisory Agreement (the “Interim Advisory Agreement”). Prior to August 2, 2024, Subversive Capital Advisor, LLC (“Subversive”) served as the investment adviser for the Funds.

The “THE FUND’S INVESTMENT ADVISER - Portfolio Managers” section of the Funds’ SAI is deleted and replaced with the following:

Portfolio Managers

Michael Venuto, Chief Investment Officer of the Adviser, and Daniel Weiskopf, Portfolio Manager of the Adviser, are the portfolio managers responsible for the day-to-day management of the Funds. Information regarding other accounts managed by Mr. Venuto and Mr. Weiskopf, as of June 30, 2024, is set forth below.

Michael Venuto

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	50	$5,469	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	216	$87	0	$0

Daniel Weiskopf

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$698	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	29	$11	0	$0

Conflicts of Interest

The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. Given that the other accounts may have the same investment objective as the Fund, a conflict of interest may arise as a result of the identical investment objectives whereby a Portfolio Manager could favor one account over another. Another conflict might arise as a result of a Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation

The Portfolio Managers are each compensated by the Adviser with a fixed salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Funds for which each acts as portfolio manager. Mr. Venuto is also a co-founder and equity owner of the Adviser and therefore benefits indirectly from the revenue generated from the Funds’ Interim Advisory Agreement.

Ownership of Shares of the Funds

The following tables set forth the dollar range of securities of each Fund beneficially owned by the portfolio managers as of June 30, 2024.

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned
Michael Venuto	Unusual Whales Subversive Democratic Trading ETF	$1-$10,000
	Unusual Whales Subversive Republican Trading ETF	$1-$10,000
Daniel Weiskopf	Unusual Whales Subversive Democratic Trading ETF	None
	Unusual Whales Subversive Republican Trading ETF	None

“Appendix A - Proxy Voting Policies and Procedures” of the Funds’ SAI is deleted, and the second paragraph of the "PROXY VOTING POLICIES AND PROCEDURES" section of the Funds’ SAI is deleted and replaced with the following:

The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that are used when voting proxies on behalf of each Fund.

In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

The Adviser’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

This supplement should be retained with your SAI for future reference.